UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.5%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children's Hospital (AGC):
6.00%, 6/01/34	$1,745	$2,023,100
6.00%, 6/01/39	500	579,685
City of Hoover Alabama Board of Education, Refunding, Special Tax, Capital Outlay Warrants, 4.25%, 2/15/40	1,275	1,296,382

		3,899,167

Arizona — 7.2%
Arizona Board of Regents, RB, Arizona State University, Series C, 5.50%, 7/01/26	475	551,499
Arizona Health Facilities Authority, Refunding RB, Phoenix Children's Hospital, Series A, 5.00%, 2/01/42	3,300	3,455,364
County of Pima Arizona IDA, Refunding, IDRB, Tucson Electric Power Co. Project, Remarketing, Series B, 5.75%, 9/01/29	1,375	1,393,329
County of Pinal Arizona Electric District No. 3, Refunding RB, Electric System, 4.75%, 7/01/31	3,750	4,014,225
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,134,494
5.00%, 12/01/37	4,585	5,004,665
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	1,100	1,198,483
University Medical Center Corp., RB, 6.50%, 7/01/39	750	867,660
University Medical Center Corp., Refunding RB, 6.00%, 7/01/39	1,600	1,740,240

		19,359,959

Arkansas — 4.5%
Arkansas State University, RB, Jonesboro Campus, Series B:
4.00%, 12/01/28	600	628,074
4.88%, 12/01/43	1,010	1,073,367
City of Benton Arkansas, RB:
4.00%, 6/01/39	1,355	1,389,322
4.38%, 6/01/44	725	751,129
City of Hot Springs Arkansas, RB, Wastewater, 5.00%, 12/01/38	1,800	1,955,034

Municipal Bonds	Par (000)	Value

Arkansas (concluded)
City of Little Rock Arkansas, RB, 4.00%, 7/01/41	$3,230	$3,192,080
University of Arkansas, RB, Fort Smith Campus, Series B, 4.00%, 6/01/39	1,380	1,381,504
University of Arkansas, Refunding RB, Various Facilities Revenue, Pine Bluff Campus, 3.50%, 12/01/32	1,720	1,653,505

		12,024,015

California — 17.9%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	2,300	2,746,729
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (a)	1,500	1,292,625
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	3,000	3,360,330
County of Sacramento California, ARB, Senior Series A, 5.00%, 7/01/41	2,100	2,245,740
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (b)	7,090	89,830
Dinuba California Unified School District, GO, Election of 2006 (AGM):
5.63%, 8/01/31	250	273,098
5.75%, 8/01/33	535	585,927
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (a)	2,475	1,921,144
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (b)	12,000	3,953,640
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (b)	2,270	1,163,693
0.00%, 8/01/33 (b)	4,250	1,475,558
0.00%, 8/01/39 (a)	3,000	1,923,060
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (a)	4,200	3,693,648

BlackRock Investment Quality Municipal Trust, Inc.	July 31, 2014	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
San Jose California Evergreen Community College District, GO, Election of 2010, Series B, 3.50%, 8/01/32	$1,800	$1,760,724
State of California, GO, Refunding, Various Purposes:
5.00%, 2/01/38	2,000	2,200,400
(NPFGC), 5.00%, 6/01/37	5,000	5,378,100
State of California, GO:
5.75%, 4/01/31	3,000	3,538,380
6.00%, 3/01/33	2,270	2,723,478
6.50%, 4/01/33	2,900	3,527,705
5.50%, 3/01/40	3,650	4,166,146

		48,019,955

Colorado — 1.4%
Denver Health & Hospital Authority, RB, Series A, 4.25%, 12/01/33	385	383,472
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/38	750	834,472
University of Northern Colorado Greely, Refunding RB , Series A, 4.00%, 6/01/35	2,500	2,563,325

		3,781,269

Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB:
Hartford Healthcare, Series A, 5.00%, 7/01/32	150	159,821
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	950	1,016,946

		1,176,767

Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,800	1,981,674

Florida — 11.5%
County of Hillsborough Florida IDA, RB, National Gypsum Co., Series A, AMT, 7.13%, 4/01/30	3,700	3,707,659
County of Lee Florida, Refunding ARB, Series A, AMT (AGM), 5.00%, 10/01/28	3,000	3,306,090

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/32 (b)	$4,225	$1,669,297
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/33 (b)	4,000	1,496,600
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/34 (b)	4,580	1,627,549
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/35 (b)	5,000	1,684,600
CAB, Subordinate Special Obligation, 0.00%, 10/01/32 (b)	5,000	2,097,300
CAB, Subordinate Special Obligation, 0.00%, 10/01/33 (b)	15,375	6,068,051
Series B, AMT, 6.00%, 10/01/32	3,000	3,496,560
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/32	200	210,744
County of Orange Florida Tourist Development Tax Revenue, Refunding RB, 4.75%, 10/01/32	5,000	5,281,250

		30,645,700

Georgia — 0.6%
County of Milledgeville & Baldwin Georgia Development Authority, RB, Georgia College & State University Foundation, 6.00%, 9/01/14 (c)	1,500	1,522,335

Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	600	638,064

Idaho — 1.1%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	2,500	2,916,300

Illinois — 11.7%
Chicago Public Building Commission, RB, Series A (NPFGC), 7.00%, 1/01/20 (d)	5,000	6,239,650

BlackRock Investment Quality Municipal Trust, Inc.	July 31, 2014	2

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
City of Chicago Illinois, Refunding ARB:
Midway Airport, 2nd Lien, Series A, AMT, 5.00%, 1/01/41	$1,735	$1,807,696
O'Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	6,000	5,846,940
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,083,340
Illinois Finance Authority, RB:
Northwestern Memorial Hospital, Series A, 5.50%, 8/15/43 (c)	3,000	3,006,240
Rush University Medical Center, Series C, 6.63%, 11/01/39	1,200	1,362,156
Illinois Finance Authority, Refunding RB:
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	345	326,574
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,490	1,668,666
Roosevelt University Project, 6.50%, 4/01/44	1,500	1,597,695
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	5,000	5,496,050
6.00%, 6/01/28	1,700	1,978,664
State of Illinois, GO, 5.00%, 2/01/39	1,000	1,007,520

		31,421,191

Indiana — 0.5%
Indiana Finance Authority, Refunding RB, U.S. Steel Corp. Project, 6.00%, 12/01/26	1,350	1,433,943

Iowa — 1.5%
Iowa Higher Education Loan Authority, RB, Private College Facility, Buena Vista University Project, 5.00%, 4/01/31	1,355	1,458,156
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project:
5.75%, 9/01/30	965	977,275
Municipal Bonds	Par (000)	Value

Iowa (concluded)
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project (concluded):
6.00%, 9/01/39	$1,500	$1,520,475

		3,955,906

Kansas — 3.2%
County of Seward Kansas Unified School District No. 480, GO, Refunding, 5.00%, 9/01/39	6,000	6,523,020
County of Wyandotte-Kansas City Unified Government Utility System, Refunding RB, Series A, 5.00%, 9/01/44	600	650,406
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/28	1,155	1,262,415

		8,435,841

Kentucky — 5.3%
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s Healthcare, 6.13%, 2/01/18 (c)	2,250	2,663,527
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	3,400	3,731,194
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/23 (b)	8,500	6,115,070
Kentucky Public Transportation Infrastructure Authority, RB, Convertible CAB, 1st tier (a):
0.00%, 7/01/34	1,000	660,810
Series C, 0.00%, 7/01/39	1,395	901,491

		14,072,092

Louisiana — 2.1%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	2,790	3,027,345
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,565	1,796,589

BlackRock Investment Quality Municipal Trust, Inc.	July 31, 2014	3

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	$600	$658,164

		5,482,098

Massachusetts — 1.0%
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 9/01/43	2,400	2,705,856

Michigan — 3.7%
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	4,150	4,189,010
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (c)	2,750	3,546,923
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,875	2,183,081

		9,919,014

Minnesota — 4.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,250	2,647,485
City of Shakopee Minnesota, Refunding RB, St. Francis Regional Medical Center, 5.00%, 9/01/34	300	326,763
State of Minnesota, RB, Series A, 5.00%, 6/01/38	5,000	5,617,950
University of Minnesota, GO, Series B, 4.00%, 1/01/35 (h)	2,330	2,422,711

		11,014,909

Mississippi — 3.4%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	600	659,712
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	1,910	2,048,418
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	2,655	2,892,861

Municipal Bonds	Par (000)	Value

Mississippi (concluded)
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	$3,150	$3,458,417

		9,059,408

Missouri — 3.1%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	1,350	1,421,996
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	546,395
A.T. Still University of Health Sciences, 4.25%, 10/01/32	480	495,067
A.T. Still University of Health Sciences, 5.00%, 10/01/39	750	804,660
Heartland Regional Medical Center, 4.13%, 2/15/43	1,530	1,507,249
University of Central Missouri, Series C-2, 4.00%, 10/01/28	600	625,242
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,500	1,639,365
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/38	1,200	1,277,880

		8,317,854

Montana — 2.1%
Montana Facility Finance Authority, Refunding RB, Sisters of Charity of Leavenworth Health System, Series A, 4.75%, 1/01/40	700	731,213
State of Montana Board of Regents, RB, 5.00%, 11/15/43	3,340	3,695,109
Yellowstone County School District No. 2 Billings, GO, 4.50%, 6/15/33	1,000	1,107,480

		5,533,802

Nebraska — 2.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	900	941,976

BlackRock Investment Quality Municipal Trust, Inc.	July 31, 2014	4

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nebraska (concluded)
City of Omaha Nebraska, RB, Sanitary Sewerage System, 4.00%, 11/15/42	$800	$814,672
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	2,535	2,802,341
5.00%, 1/01/33	750	826,508
4.00%, 1/01/44	600	600,900

		5,986,397

Nevada — 1.0%
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 7/01/36	1,500	1,533,420
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	1,065	1,125,087

		2,658,507

New Jersey — 4.2%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (e)(f)	1,510	77,010
New Jersey EDA, RB:
4.00%, 6/15/35	300	299,214
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	1,335	1,375,451
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	990	1,051,667
Rutgers - The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/38	670	748,765
The Goethals Bridge Replacement Project, AMT (AGM), 5.13%, 7/01/42	300	320,547
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (c):
7.13%, 6/01/19	950	1,211,212
7.50%, 6/01/19	1,225	1,583,312
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 7/01/23	770	845,360
5.00%, 7/01/25	500	558,420

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A (concluded):
5.63%, 7/01/37	$2,560	$2,780,109
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	345	355,322

		11,206,389

New York — 9.1%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (e)(f)	725	108,794
City of New York New York, GO, Fiscal 2014, Sub-Series A-1:
5.00%, 8/01/29	600	687,918
5.00%, 8/01/35	2,380	2,647,750
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT, 7.63%, 8/01/25 (g)	2,600	2,854,384
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium:
(AGC), 6.50%, 1/01/46	300	348,513
(AMBAC), 5.00%, 1/01/39	1,900	1,929,279
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,600	1,704,928
Hudson Yards Infrastructure Corp., RB, Series A (AGM), 5.00%, 2/15/47	1,250	1,295,900
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	2,475	2,804,992
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/39	5,460	6,106,573
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,250	1,376,187

BlackRock Investment Quality Municipal Trust, Inc.	July 31, 2014	5

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	$600	$606,822
Port Authority of New York & New Jersey, ARB, Consolidated 183rd Series, 4.00%, 6/15/44	2,000	2,004,780

		24,476,820

North Carolina — 3.9%
County of Buncombe North Carolina Metropolitan Sewerage District, RB, 4.00%, 7/01/36	860	889,180
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,175	2,173,956
North Carolina Medical Care Commission, Refunding RB:
Health Care Facilities, Novant Health Obligated Group, Series A, 4.00%, 11/01/46	5,600	5,349,232
University Health System, Series D, 6.25%, 12/01/33	1,750	2,020,252

		10,432,620

North Dakota — 0.5%
City of Fargo North Dakota, Refunding RB, University Facilities Development Foundation Project, 3.00%, 12/01/30	600	576,690
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 7/01/35	720	756,007

		1,332,697

Oklahoma — 1.5%
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	1,050	1,056,699

Municipal Bonds	Par (000)	Value

Oklahoma (concluded)
Stillwater Utilities Authority, RB, Series A, 4.00%, 10/01/42 (h)	$3,000	$3,009,840

		4,066,539

Oregon — 3.7%
Central Oregon Community College District, GO, 4.00%, 6/01/40	800	810,600
County of Umatilla Pendleton Oregon School District No. 16R, GO, Series A:
5.00%, 6/15/37	4,225	4,802,896
4.00%, 6/15/38	2,365	2,423,155
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	1,250	1,434,350
Oregon State Facilities Authority, Refunding RB, Linfield College Project, Series A, 5.25%, 10/01/40	500	526,290

		9,997,291

Pennsylvania — 3.8%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	2,535	2,812,101
Delaware River Port Authority, RB:
4.50%, 1/01/32	3,000	3,204,060
Series D (AGM), 5.00%, 1/01/40	3,640	3,866,553
Mckeesport Area School District, GO, CAB, Refunding (NPFGC), 0.00%, 10/01/31 (b)(d)	500	284,110

		10,166,824

Rhode Island — 3.0%
Rhode Island Health & Educational Building Corp., RB:
City of Newport Issue, Series C, 4.00%, 5/15/33	1,850	1,882,061
Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	3,000	3,433,440
Rhode Island Health & Educational Building Corp., Refunding RB, Brown University, 4.50%, 9/01/32	1,200	1,317,132

BlackRock Investment Quality Municipal Trust, Inc.	July 31, 2014	6

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Rhode Island (concluded)
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	$1,330	$1,448,995

		8,081,628

Tennessee — 2.5%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	2,945	3,205,780
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	1,135	1,233,972
5.38%, 11/01/28	1,000	1,088,160
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	1,200	1,256,556

		6,784,468

Texas — 11.2%
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (c):
7.13%, 12/01/18	1,000	1,256,660
7.25%, 12/01/18	2,650	3,344,141
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 0.00%, 11/15/38 (b)	5,000	1,260,750
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	2,200	2,509,826
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (b):
0.00%, 9/15/36	7,520	2,660,350
0.00%, 9/15/38	16,780	5,347,954
Lockhart Independent School District, GO, 4.00%, 8/01/44 (h)	1,335	1,341,368
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	1,545	1,617,090

Municipal Bonds	Par (000)	Value

Texas (concluded)
New Hope Cultural Education Facilities Corp., HRB, Texas A&M University Project, Series A (AGM), 5.00%, 4/01/46	$260	$276,146
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,140	1,292,783
State of Texas Turnpike Authority, RB, CAB (AMBAC), 0.00%, 8/15/31 (b)	15,000	5,427,000
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,562,830

		29,896,898

Vermont — 1.3%
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Fletcher Allen Health Hospital, Series B (AGM), 5.00%, 12/01/34	2,420	2,521,688
Vermont Student Assistance Corp., RB, AMT, Series A, 4.25%, 6/15/32	1,050	1,028,969

		3,550,657

Virginia — 1.3%
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/46	1,575	1,536,885
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT, 6.00%, 1/01/37	1,755	1,957,071

		3,493,956

Washington — 0.9%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	2,100	2,392,551

West Virginia — 0.7%
City of Wheeling West Virginia Waterworks & Sewerage System, RB, 5.00%, 6/01/38	1,800	1,949,454

BlackRock Investment Quality Municipal Trust, Inc.	July 31, 2014	7

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Wyoming — 0.7%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	$1,800	$1,962,792

Total Municipal Bonds — 140.3%		375,753,607

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)

Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	5,250	5,471,707

New Jersey — 1.2%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (j)	2,861	3,111,081

New York — 8.9%
City of New York New York Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	690	789,394
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	4,000	4,346,210
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	926,488
Series A, 4.75%, 6/15/30	4,000	4,367,840
Hudson Yards Infrastructure Corp., RB, Senior Bond, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	1,750	1,990,690
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	4,500	4,958,460
State of New York Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	3,359	3,718,865

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value

New York (concluded)
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	$2,360	$2,678,364

		23,776,311

Ohio — 1.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,740	1,800,413
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,600	2,852,382

		4,652,795

Texas — 1.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,380	2,609,337

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 14.8%		39,621,231

Total Long-Term Investments (Cost — $382,400,005) — 155.1%		415,374,838

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	3,373,192	3,373,192

Total Short-Term Securities (Cost — $3,373,192) — 1.2%	3,373,192

Total Investments (Cost — $385,773,197) — 156.3%	418,748,030
Liabilities in Excess of Other Assets — (1.1)%	(2,940,778)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.2%)	(22,055,988)
VMTP Shares, at Liquidation Value — (47.0%)	(125,900,000)

Net Assets Applicable to Common Shares — 100.0%	$267,851,264

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$363,689,089

Gross unrealized appreciation	$35,896,898
Gross unrealized depreciation	(2,887,512)

Net unrealized appreciation	$33,009,386

BlackRock Investment Quality Municipal Trust, Inc.	July 31, 2014	8

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Notes to Schedule of Investments
(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(b)	Zero-coupon bond.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Security is collateralized by municipal or U.S. Treasury obligations.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Variable rate security. Rate shown is as of report date.
(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Securities LLC	$3,009,840	$9,840
RBC Capital Markets	2,422,711	117
Robert W. Baird Co.	1,341,368	(2,630)

(i)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 15, 2019 to June 15, 2019 is $3,149,408.
(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at July 31, 2014	Income
FFI Institutional Tax-Exempt Fund	7,042,672	(3,669,480)	3,373,192	$531

(l)	Represents the current yield as of report date.

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

(212)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$26,417,188	$82,516

Portfolio Abbreviations
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds

BlackRock Investment Quality Municipal Trust, Inc.	July 31, 2014	9

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$415,374,838	—	$415,374,838
Short-Term Securities	$3,373,192	—	—	3,373,192
Total	$3,373,192	$415,374,838	—	$418,748,030

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$82,516	—	—	$82,516

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BlackRock Investment Quality Municipal Trust, Inc.	July 31, 2014	10

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash received for financial futures contracts	$290,000	—	—	$290,000
Liabilities:
TOB trust certificates	—	$(22,049,555)	—	(22,049,555)
VMTP Shares	—	(125,900,000)	—	(125,900,000)

Total	$290,000	$(147,949,555)	—	$(147,659,555)

There were no transfers between levels during the period ended July 31, 2014.

BlackRock Investment Quality Municipal Trust, Inc.	July 31, 2014	11

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 25, 2014